Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, Net [Abstract]
Intangible assets	$ 53,870	$ 30,187
Less: accumulated amortization	(13,339)	(9,932)
Total	$ 40,531	$ 20,255